Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Total property and equipment	$ 164,938		$ 164,938
Less: Accumulated depreciation	(164,938)		(159,925)
Property and equipment, net	$ 0	$ 2,096	5,013	$ 8,388	$ 12,056	$ 15,834
Computers, peripheral, and scientific equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Total property and equipment	$ 85,489		85,489
Office furniture and equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Total property and equipment	$ 79,449		$ 79,449